Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Revenue	$ 58,760	$ 51,262	$ 55,658
Other income	514	368	1,285
Expenses excluding net finance costs	(35,979)	(32,319)	(36,750)
Profit/(loss) from equity accounted investments, related impairments and expenses	574	153	(2,656)
Profit from operations	23,869	19,464	17,537
Financial expenses	(2,059)	(1,771)	(2,198)
Financial income	604	660	709
Net finance costs	(1,455)	(1,111)	(1,489)
Profit before taxation	22,414	18,353	16,048
Income tax expense	(7,991)	(6,130)	(6,015)
Royalty-related taxation (net of income tax benefit)	(1,397)	(1,080)	(432)
Total taxation expense	(9,388)	(7,210)	(6,447)
Profit after taxation	13,026	11,143	9,601
Attributable to non-controlling interests	3,193	2,124	1,704
Earnings attributable to BHP shareholders	$ 9,833	$ 9,019	$ 7,897
Basic earnings per ordinary share (cents)	$ 1.936	$ 1.778	$ 1.558
Diluted earnings per ordinary share (cents)	$ 1.932	$ 1.774	$ 1.555